UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Arthur Don Seyfarth Shaw LLP 131 South Dearborn Street Suite 2400 Chicago, IL 60603

Registrant’s telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments	June 30, 2008 (unaudited)

Number of Shares	COMMON STOCKS—99.91%	Cost	Market Value

	Consumer Discretionary & Services—27.94%
1,500,475	Black & Decker Corp.	$121,537,818	$86,292,317
2,736,200	Gannett Co., Inc.	80,468,182	59,293,454
3,493,050	Hewitt Associates, Inc., Class A (a)	84,336,614	133,888,607
9,464,300	Interpublic Group of Cos., Inc. (a)	98,521,111	81,392,980
6,988,600	McClatchy Co., Class A	238,395,200	47,382,708
990,900	Mohawk Industries, Inc. (a)	70,131,691	63,516,690
2,335,900	Newell Rubbermaid Inc.	59,013,776	39,219,761
4,246,575	Royal Caribbean Cruises Ltd.	165,337,076	95,420,540
1,297,300	Tiffany & Co.	49,284,759	52,864,975
		967,026,227	659,272,032
	Consumer Staples—7.06%
5,577,425	Constellation Brands, Inc., Class A (a)	120,129,733	110,767,660
1,375,853	J.M. Smucker Co.	49,348,070	55,914,666
		169,477,803	166,682,326
	Financial Services—31.08%
5,470,100	CB Richard Ellis Group, Inc. (a)	112,599,321	105,025,920
2,207,300	City National Corp.	158,287,495	92,861,111
3,330,000	Equifax Inc.	126,918,180	111,954,600
3,284,450	HCC Insurance Holdings, Inc.	53,620,566	69,433,273
4,085,600	Janus Capital Group Inc.	50,319,644	108,145,832
1,521,800	Jones Lang LaSalle Inc.	25,226,041	91,597,142
279,825	Markel Corp. (a)	55,915,994	102,695,775
1,957,400	Sotheby’s	66,436,739	51,616,638
		649,323,980	733,330,291
	Health Care—9.31%
1,212,300	Bio-Rad Laboratories, Inc., Class A (a)	74,732,434	98,062,946
5,223,175	IMS Health Inc.	121,784,313	121,699,978
		196,516,747	219,762,924
	Materials & Processing—8.42%
3,312,310	Brady Corp., Class A	58,543,860	114,374,064
1,154,950	Energizer Holdings, Inc. (a)	22,891,602	84,415,296
		81,435,462	198,789,360
	Producer Durables—10.51%
3,408,000	ACCO Brands Corp. (a)(b)	76,759,532	38,271,840
1,836,750	Herman Miller, Inc.	33,636,405	45,716,708
3,363,500	IDEX Corp.	45,281,447	123,911,340
3,988,575	Steelcase Inc., Class A	47,724,289	40,005,407
		203,401,673	247,905,295

Quarterly Report June 30, 2008	25 years of patient investing

Number of Shares	COMMON STOCKS—99.91% (cont’d)	Cost	Market Value

	Technology—5.59%
2,218,775	Anixter International Inc.(a)(b)	$58,438,417	$131,994,925

	Total Common Stocks	2,325,620,309	2,357,737,153

Principal Amount	REPURCHASE AGREEMENT—0.20%	Cost	Market Value

$4,686,640	Fixed Income Clearing Corporation, 1.15%, dated 6/30/2008, due 7/1/2008, repurchase price $4,686,789, (collateralized by Federal Home Loan Mortgage Corp., 3.13%, due 5/6/2010)	$4,686,640	$4,686,640
	Total Investments—100.11%	$2,330,306,949	2,362,423,793
	Liabilities less Other Assets—(0.11%)		(2,618,976)
	NET ASSETS—100%		$2,359,804,817

(a)	Non-income producing.
(b)	Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Ariel Appreciation Fund Schedule of Investments	June 30, 2008 (unaudited)

Number of Shares	COMMON STOCKS—99.76%	Cost	Market Value

	Consumer Discretionary & Services—33.14%
2,381,100	Accenture Ltd, Class A	$35,063,636	$96,958,392
735,600	Black & Decker Corp.	27,179,544	42,304,356
1,919,150	Carnival Corp.	65,772,813	63,255,184
3,143,600	CBS Corp., Class B	77,462,472	61,268,764
2,014,950	Gannett Co., Inc.	111,165,168	43,663,967
1,678,100	Hewitt Associates, Inc., Class A (a)	45,916,869	64,321,573
4,373,475	Interpublic Group of Cos., Inc. (a)	36,241,351	37,611,885
419,300	Mohawk Industries, Inc. (a)	29,210,685	26,877,130
1,053,600	Omnicom Group Inc.	30,564,169	47,285,568
817,300	Tiffany & Co.	31,052,750	33,304,975
933,500	Yum! Brands, Inc.	10,416,470	32,756,515
		500,045,927	549,608,309
	Consumer Staples—7.08%
951,672	Clorox Co.	37,327,203	49,677,278
3,413,900	Constellation Brands, Inc., Class A (a)	72,240,468	67,800,054
		109,567,671	117,477,332
	Financial Services—34.90%
239,500	Aflac Inc.	10,718,889	15,040,600
2,766,075	CB Richard Ellis Group, Inc. (a)	69,023,447	53,108,640
1,204,200	City National Corp.	86,459,629	50,660,694
698,322	Dun & Bradstreet Corp.	17,041,841	61,200,940
1,920,800	Equifax Inc.	42,540,950	64,577,296
537,100	Franklin Resources, Inc.	20,777,883	49,225,215
1,303,500	HCC Insurance Holdings, Inc.	39,709,391	27,555,990
2,359,500	Janus Capital Group Inc.	27,432,245	62,455,965
842,700	Jones Lang LaSalle Inc.	72,653,293	50,722,113
835,100	Northern Trust Corp.	24,933,118	57,262,807
1,481,500	Sotheby’s	48,177,308	39,067,155
851,400	T. Rowe Price Group, Inc.	14,485,183	48,078,558
		473,953,177	578,955,973
	Health Care—12.64%
1,092,150	Baxter International Inc.	22,562,673	69,832,071
3,021,460	IMS Health Inc.	47,617,657	70,400,018
1,245,354	Thermo Fisher Scientific Inc. (a)	18,747,995	69,403,578
		88,928,325	209,635,667
	Materials & Processing—2.63%
597,500	Energizer Holdings, Inc.(a)	47,817,008	43,671,275

	Producer Durables—5.95%
707,800	Illinois Tool Works Inc.	38,063,057	33,627,578
1,908,075	Pitney Bowes Inc.	68,185,224	65,065,358
		106,248,281	98,692,936

Quarterly Report June 30, 2008	25 years of of patient investing

Number of Shares	COMMON STOCKS—99.76% (cont’d)	Cost	Market Value

	Technology—3.42%
953,800	Anixter International Inc.(a)	$60,183,757	$56,741,562

	Total Common Stocks	1,386,744,146	1,654,783,054

Principal Amount	REPURCHASE AGREEMENT—0.02%	Cost	Market Value

$281,165	Fixed Income Clearing Corporation, 1.15%, dated 6/30/2008, due 7/1/2008, repurchase price $281,174, (collateralized by Federal Home Loan Mortgage Corp., 3.13%, due 5/6/2010)	$281,165	$281,165
	Total Investments—99.78%	$1,387,025,311	1,655,064,219
	Other Assets less Liabilities—0.22%		3,587,650
	NET ASSETS—100%		$1,658,651,869

(a)	Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Ariel Focus Fund Schedule of Investments	June 30, 2008 (unaudited)

Number of Shares	COMMON STOCKS—97.12%	Cost	Market Value

	Autos & Transportation—6.68%
27,500	Toyota Motor Corp., ADR	$2,854,995	$2,585,000

	Consumer Discretionary & Services—33.30%
58,300	Accenture Ltd, Class A	1,679,996	2,373,976
22,800	Black & Decker Corp.	1,927,067	1,311,228
57,000	Carnival Corp.	2,633,339	1,878,720
36,500	Hewitt Associates, Inc., Class A (a)	931,694	1,399,045
56,600	Lowe’s Cos., Inc.	1,390,893	1,174,450
41,800	Omnicom Group Inc.	1,925,766	1,875,984
30,900	Tiffany & Co.	1,137,950	1,259,175
51,500	Walt Disney Co.	1,488,149	1,606,800
		13,114,854	12,879,378

	Financial Services—11.99%
15,700	Aflac Inc.	702,885	985,960
44,600	JPMorgan Chase & Co.	1,883,620	1,530,226
34,500	Morgan Stanley	1,676,552	1,244,415
42,420	UBS AG (a)	2,427,899	876,397
		6,690,956	4,636,998

	Health Care—16.32%
40,075	Covidien Ltd.	1,483,903	1,919,192
95,000	IMS Health Inc.	2,205,669	2,213,500
33,900	Johnson & Johnson	2,133,109	2,181,126
		5,822,681	6,313,818

	Materials & Processing—2.65%
34,700	USG Corp.(a)	1,566,852	1,026,079

	Other—9.18%
531	Berkshire Hathaway Inc., Class B (a)	1,578,910	2,130,372
35,475	Tyco International Ltd.	1,485,920	1,420,419
		3,064,830	3,550,791

	Producer Durables—4.66%
37,900	Illinois Tool Works Inc.	1,986,277	1,800,629

Quarterly Report June 30, 2008	25 years of patient investing

Number of Shares	COMMON STOCKS—97.12% (cont’d)	Cost	Market Value

	Technology—12.34%
102,200	Dell Inc.(a)	$2,452,320	$2,236,136
21,400	International Business Machines Corp.	1,733,079	2,536,542
		4,185,399	4,772,678

	Total Common Stocks	39,286,844	37,565,371

Principal Amount	REPURCHASE AGREEMENT—2.74%	Cost	Market Value
$1,057,575	Fixed Income Clearing Corporation, 1.15%, dated 6/30/2008, due 7/1/2008, repurchase price $1,057,609, (collateralized by Federal National Mortgage Assoc., 5.057%, due 12/8/2008)	$1,057,575	$1,057,575
	Total Investments—99.86%	$40,344,419	38,622,946
	Other Assets less Liabilities—0.14%		55,445
	NET ASSETS—100.00%		$38,678,391

(a)	Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Notes to Schedules of Investments	June 30, 2008 (unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund (the “Funds”) are series of the Trust. Ariel Fund and Ariel Appreciation Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies

The following is a summary of significant policies related to investments of the Funds held on June 30, 2008.

Investment valuation — Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price.

Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements — The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions — Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the nine months ended June 30, 2008, with affiliated companies:

	Share Activity					Nine Months Ended June 30, 2008
Security Name	Balance September 30, 2007	Purchases	Sales	Balance June 30, 2008	Market Value June 30, 2008	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares

ACCO Brands Corp.	3,380,000	28,000	—	3,408,000	$38,271,840	$—	$—
Anixter International Inc.	2,218,775	—	—	2,218,775	131,994,925	—	—
Assured Guaranty Ltd.*	5,440,950	440,400	5,881,350	—	—	332,459	9,741,800
BearingPoint, Inc.*	17,554,450	66,500	17,620,950	—	—	—	(114,790,274)
Hewitt Associates, Inc.*	6,660,350	—	3,167,300	3,493,050	*	—	33,613,645
IDEX Corp.*	4,562,700	—	1,199,200	3,363,500	*	1,011,612	22,473,758
					$170,266,765	$1,344,071	$(48,961,071)

* No longer an affiliated company as of June 30, 2008.

Hewitt Associates provides record-keeping services for employer-sponsored plans invested in the Funds and receives shareholder service fees accordingly. An affiliate of Hewitt Associates, Hewitt Financial Services distributes Fund shares and receives 12b-1 fees from Ariel Distributors, LLC.

arielinvestments.com	800.292.7435

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	August 8, 2008

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	August 8, 2008